CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2016
Contractors [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts

Costs and estimated earnings in excess of billings on uncompleted contracts:

	June 30,	December 31,
	2016	2015
	Unaudited

Costs incurred on uncompleted contracts	$20,032	$19,167
Estimated earnings	6,755	6,465

	26,787	25,632

Less - billings and progress payments	24,603	23,425

Costs and estimated earnings in excess of billings on uncompleted contracts	$2,184	$2,207